Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Property, Plant and Equipment [Line Items]
Capital leased assets, gross						$ 25.1	$ 20.6
Capital leases accumulated depreciation						8.5	3.8
Depreciation expense	$ 0.1	$ 3.5	$ 3.4	$ 10.3	$ 9.2	12.8	10.3
Capitalized computer software cost						2.1	1.3
Accumulated amortization						0.8	0.2
Capitalized computer software, amortization	$ 0.0					$ 0.6	$ 0.2
Capitalized Software
Property, Plant and Equipment [Line Items]
Finite-Lived intangible asset, useful life						3 years
Predecessor
Property, Plant and Equipment [Line Items]
Depreciation expense								$ 5.3
Capitalized computer software, amortization								$ 0.2